NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Sep. 22, 2022 shares
IfrsStatementLineItems [Line Items]
Loss for the year	$ 1,439,785	$ 325,793	$ 3,327,542	$ 964,462	$ 1,664,684	$ 4,878,738
Accumulated deficit	$ 10,144,590		$ 10,144,590		$ 6,817,048	$ 5,152,364
Zigi Carmel Initiatives and Investments Ltd. [member] | Former Shareholder [Member] | Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Ownership interest							100.00%
Number of common stock issued | shares							7,920,000